Restrictions on Cash and Intercompany Funds Transfer (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Reserve Balances Deposited with Federal Reserve Banks [Abstract]
Average amount of reserve balances deposited by the Firm's bank subsidiaries with various Federal Reserve Banks	$ 803,000,000	$ 821,000,000
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Amount JPMorgan Chase's banking subsidiaries could pay, in the aggregate, in dividends to their respective bank holding companies without the prior approval of their relevant banking regulators	2,000,000,000
Cash and Securities Segregated under Federal and Other Regulations Disclosures [Abstract]
Amount of cash that was segregated in special bank accounts for the benefit of securities and futures brokerage customers	25,000,000,000	24,000,000,000
Amount of securities at fair value that were segregated in special bank accounts for the benefit of securities and futures brokerage customers	$ 9,700,000,000	$ 10,200,000,000